Putnam Absolute Return 700 Fund
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Putnam Absolute Return 700 Fund Class P
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Putnam Absolute Return 700 Fund Class P
Management fees	0.81%	[1]
Distribution and service (12b-1) fees
Other expenses	0.08%	[2]
Acquired Fund Fees and Expenses	0.01%
Total annual fund operating expenses	0.90%
[1]	Management fees are subject to a performance adjustment.
[2]	Other expenses are based on expenses of class A shares for the fund's last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class P shares.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the funds operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Putnam Absolute Return 700 Fund | Class P | USD ($)	92	287	498	1,108